UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2005
                                                     --------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polar Capital LLP
         ----------------------------
Address: 4 Matthew Parker Street
         ----------------------------
           London  SW1H 9NP
         ----------------------------
           England
         ----------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    Boura Tomlinson
         ----------------------------
Title:   Head of Legal and Compliance
         ----------------------------
Phone:   +44 (0) 20 7227 2758
         ----------------------------

Signature, Place, and Date of Signing:


/s/ Boura Tomlinson
-------------------
[Signature]

London, England
---------------
[City, State]

May 11, 2009
------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         0

--------------------------------------------------------------------------------



Form 13F Information Table Entry Total:


         99

--------------------------------------------------------------------------------




Form 13F Information Table Value Total:



$238,180 (thousands)

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------
Adobe Systems          COM          00724F101        5239        78000        shs            SOLE                 78000
Advanced Micro
  Devices              COM          007903107        1531        95000        shs            SOLE                 95000
Agilent Techs          COM          00846U101        2153        97000        shs            SOLE                 97000
Alvarion               COM          M0861T100        1205       126000        shs            SOLE                126000
Amgen                  COM          031162100        4191        72000        shs            SOLE                 72000
Analog Devices         COM          032654105        5569       154100        shs            SOLE                154100
Apple Computers        COM          037833100        4525       108600        shs            SOLE                108600
Applera Appd Bios      COM          038149100        1445        73200        shs            SOLE                 73200
Applied Mats           COM          038222105        4631       285000        shs            SOLE                285000
Arthrocare             COM          043136100        1918        67300        shs            SOLE                 67300
ATMI                   COM          00207R101         351        14000        shs            SOLE                 14000
Autodesk               COM          052769106        2107        70800        shs            SOLE                 70800
Automatic Data
  Processing           COM          053015103        2481        55200        shs            SOLE                 55200
BEA Systems            COM          073325102         510        64000        shs            SOLE                 64000
Biogen Idec            COM          09062X103        2435        70550        shs            SOLE                 70550
Biomet                 COM          090613100        2733        75300        shs            SOLE                 75300
Boston Scientific      COM          101137107        1526        52100        shs            SOLE                 52100
Broadcom               COM          111320107        2334       103000        shs            SOLE                103000
California Micro
  Devices              COM          130439102         250        49500        shs            SOLE                 49500
Check Point Software
  Tech Lt              COM          M22465104        3109       143000        shs            SOLE                143000
Cisco Systems          COM          17275R102        2373       132660        shs            SOLE                132660
CMGI                   COM          125750307         615       300000        shs            SOLE                300000
CMP Sciences           COM          205363104        3242        70700        shs            SOLE                 70700
Computer Assoc
International          COM          12673P105        3621       133600        shs            SOLE                133600
Comverse Tech          COM          205862402        2421       111000        shs            SOLE                111000
Corning                COM          219350105        3684       371000        shs            SOLE                371000
Cypress Semicon        COM          232806109        4007       358000        shs            SOLE                358000
Dell Inc               COM          24702R101        5202       135400        shs            SOLE                135400
DSP Group              COM          23332B106        1678        65125        shs            SOLE                 65125
DST Systems            COM          233326107        3971        86000        shs            SOLE                 86000
Dycom Industries       COM          267475101         575        25000        shs            SOLE                 25000
Ebay                   COM          278642103        1230        33000        shs            SOLE                 33000
Electronic Arts        COM          285512109        4023        77700        shs            SOLE                 77700
First Data             COM          319963104        3145        80000        shs            SOLE                 80000
Garmin                 COM          G37260109        1529        33000        shs            SOLE                 33000
Genentech              COM          368710406        4953        87500        shs            SOLE                 87500
Genzyme                COM          372917104        4030        70400        shs            SOLE                 70400
Harris                 COM          413875105        5616       172000        shs            SOLE                172000
Hewlett-Packard        COM          428236103        1575        71800        shs            SOLE                 71800
Honeywell
  International        COM          438516106        2047        55000        shs            SOLE                 55000
Infocrossing           COM          45664X109         792        50000        shs            SOLE                 50000
Intel                  COM          458140100        1858        80000        shs            SOLE                 80000
International
  Business Machines    COM          459200101        4302        47080        shs            SOLE                 47080
Intevac                COM          461148108         979       103800        shs            SOLE                103800
Juniper Networks       COM          48203R104        3876       175685        shs            SOLE                175685
KLA Tencor             COM          482480100        6418       139500        shs            SOLE                139500
LAM Research           COM          512807108        3463       120000        shs            SOLE                120000
LG Philips LCD         COM          50186V102        7564       371000        shs            SOLE                371000
Linear Tech            COM          535678106        5068       132300        shs            SOLE                132300
Lockheed Martin Corp   COM          539830109        4653        76200        shs            SOLE                 76200
M Systems Flash Disk
Pioneer                COM          #N/A N/A         1080        49000        shs            SOLE                 49000
Maxim Integ Products   COM          57772K101        3727        91181        shs            SOLE                 91181
McAfee Inc             COM          579064106        2064        91500        shs            SOLE                 91500
Medimmune              COM          584699102        2312        97100        shs            SOLE                 97100
Medtronic              COM          585055106        5717       112200        shs            SOLE                112200
MEMC Electronic
   Materials           COM          552715104        2623       240000        shs            SOLE                240000
Microsemi              COM          595137100        1140       110000        shs            SOLE                110000
Microsoft              COM          594918104        3089       127800        shs            SOLE                127800
Millipore              COM          601073109        2122        48900        shs            SOLE                 48900
Mindspeed
  Technologies         COM          602682106         223       100000        shs            SOLE                100000
MIPS Techs             COM          604567107         863        75000        shs            SOLE                 75000
Motive                 COM          61980V107        1260       155000        shs            SOLE                155000
Motorola               COM          620076109        1677       112000        shs            SOLE                112000
Nat Semiconductor      COM          637640103        2973       144240        shs            SOLE                144240
NCR                    COM          62886E108        3374       100000        shs            SOLE                100000
Network Appliance      COM          64120l104        2435        88010        shs            SOLE                 88010
Nextel Comms           COM          65332V103        1457        51250        shs            SOLE                 51250
Nice Systems           COM          653656108        1021        31703        shs            SOLE                 31703
Niku Corporation       COM          654113703        1083        60000        shs            SOLE                 60000
Novell                 COM          670006105         715       120000        shs            SOLE                120000
Novellus Systems       COM          670008101        2654        99300        shs            SOLE                 99300
Oracle                 COM          68389X105        2615       209500        shs            SOLE                209500
PowerDsine             COM          M41415106         102        10000        shs            SOLE                 10000
Qualcomm               COM          747525103        2960        80800        shs            SOLE                 80800
Research In Motion     COM          760975102         764        10000        shs            SOLE                 10000
Schlumberger (NYS)     COM          806857108        2114        30000        shs            SOLE                 30000
Scientific-Atlanta     COM          808655104        1462        51800        shs            SOLE                 51800
Seagate Technology     COM          G7945J104        1857        95000        shs            SOLE                 95000
Ship Finance Intl      COM          G81075106           5          220        shs            SOLE                   220
Sina                   COM          G81477104         466        15000        shs            SOLE                 15000
Sonus Networks         COM          835916107        1738       550000        shs            SOLE                550000
St Jude Medical        COM          790849103        3780       105000        shs            SOLE                105000
Standard Microsystems  COM          853626109        1941       111800        shs            SOLE                111800
Symantec               COM          871503108        2929       137300        shs            SOLE                137300
Synopsys               COM          871607107         880        48600        shs            SOLE                 48600
Tegal                  COM          879008209         429       300000        shs            SOLE                300000
Teradyne               COM          880770102        1701       116500        shs            SOLE                116500
Texas Insts            COM          882508104        2065        81000        shs            SOLE                 81000
Therma-Wave            COM          88343A108         328       170000        shs            SOLE                170000
Thermo Electron        COM          883556102        1265        50000        shs            SOLE                 50000
Tibco Software         COM          88632Q103        1304       225000        shs            SOLE                225000
Unova                  COM          458786100         516        25000        shs            SOLE                 25000
Verisign               COM          92343E102         718        25000        shs            SOLE                 25000
Veritas Software       COM          923436109        1988        85600        shs            SOLE                 85600
ViaSat                 COM          92552V100         561        30000        shs            SOLE                 30000
Vnus Medical
  Technologies         COM          928566108         452        39000        shs            SOLE                 39000
Xerox                  COM          984121103        2273       150000        shs            SOLE                150000
Xilinx                 COM          983919101        2279        77983        shs            SOLE                 77983
Yahoo                  COM          984332106        6329       186700        shs            SOLE                186700
